UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2006
                                               ---------------------

Check here if Amendment [_]; Amendment Number: ________________
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
Address:   11 Martine Avenue, 11th Floor
           White Plains, New York 10606



 Form 13F File Number:  28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
 Title:    President
Phone:     914-683-1002

 Signature, Place, and Date of Signing:

  Shelley F. Greenhaus             White Plains, New York          May 15, 2007
-------------------------          ----------------------          ------------
          [Signature]                  [City, State]                 [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                 0
                                          --------------

Form 13F Information Table Entry Total:            6
                                          --------------

Form 13F Information Table Value Total:        120,859
                                          --------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                                                      FORM 13F INFORMATION TABLE

      COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
      --------           --------        --------    --------     ------------------   --------   --------         --------
                                                       VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS      CUSIP      (x $1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
   --------------     --------------      -----      ---------    -------  ---  ----  ----------  --------    ----  ------  ----

 ATP OIL & GAS CORP         COM        00208J 10 8     27,110      721,012  SH           SOLE               721,012
--------------------------------------------------------------------------------------------------------------------------------
    HUNTSMAN CORP           COM        447011 10 7     22,960    1,202,700  SH           SOLE             1,202,700
--------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC      COM NEW      827056 30 0     27,004      895,938  SH           SOLE               895,938
--------------------------------------------------------------------------------------------------------------------------------
    SIX FLAGS INC      NOTE 4.5% 5/1   83001P AJ 8     13,890   12,000,000 PRN           SOLE            12,000,000
--------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC        COM        832248 10 8     14,187      473,700  SH           SOLE               473,700
--------------------------------------------------------------------------------------------------------------------------------
   TERRA INDS INC           COM        880915 10 3     15,708      897,626  SH           SOLE               897,626
--------------------------------------------------------------------------------------------------------------------------------